Financial liabilities - Narrative (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities	SFr 243.7	SFr 170.0	SFr 187.3
Other, customer refund liabilities
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities	SFr 12.4	SFr 9.5